Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Basis of Presentation

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). The consolidated financial statements include the accounts of SMTC and its wholly-owned subsidiaries. The Company owns 100% of the outstanding shares in all of its subsidiaries, except for FCI which the Company owns over 99.9%. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. The actual results could differ from those estimates.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash, cash equivalents, investment in debt securities and accounts receivable. Cash is deposited with high credit-quality financial institutions. For accounts receivable, the Company performs ongoing credit evaluations of its customers’ financial condition and the Company maintains an allowance for doubtful accounts receivable based upon a review of the expected collectibility of individual accounts.

The Company sells semiconductor solutions to leading module makers and OEMs worldwide. The Company provides high performance flash memory storage controllers to companies such as SK Hynix, Netcom, Micron, Samsung, Sony, and Transcend. The Company is a leading supplier of controllers used in eMMC embedded memory, flash memory cards, and USB flash drives. The Company provides innovative mobile communications ICs primarily to LG and Samsung. Sales to one customer in 2011 and 2012 and two customers in 2013 accounted for 10% or more of our net revenue, represented 28%, 35% and 46% of our net revenue in 2011, 2012 and 2013, respectively. In 2011 and 2012, the significant customer was Samsung and in 2013, Samsung and SK Hynix. The Company’s top ten customers in 2011, 2012 and 2013 accounted for approximately 64%, 75% and 76% of net sales.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amount of the Company’s financial instruments, including cash and cash equivalents, notes and accounts receivable and notes and accounts payables approximates fair value due to the short-term maturity of the instruments. Fair values of short-term investments represent quoted market prices, if available. If no quoted market prices are available, fair values are estimated based on discounted cash flow, or other valuation techniques. Long-term investments are privately-held companies where there is no readily determinable market value and are recorded using the cost method, since the cost of obtaining verifiable fair value is unreasonably high. The Company periodically evaluates these investments for impairment. If it is determined that an other-than-temporary decline has occurred in the carrying value, an impairment loss is recorded for that period. The Company’s long-term liabilities approximate their fair values as they contain interest rates that vary according to market interest rates.

Fair value is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that assets or liability. The fair value should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the Company. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1 — Use unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Use observable inputs other than Level 1 prices such as quoted prices for identical or similar instruments in markets that are not active, quoted prices for similar instruments in active markets, and model-based valuation in which all significant inputs are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Use inputs that are generally unobservable and reflect the use of significant management judgments and estimates.

See Note 18, “Fair Value Measurement”, for the related disclosure.

Cash Equivalents	Cash Equivalents The Company considers all highly liquid investments with maturities within three months from the date of purchase to be cash equivalents.
Short-term Investments

Short-term Investments

The Company’s short-term investments are short-term income yielding investments with original maturities greater than three months from the purchase date and remaining maturities less than one year. These short-term investments consist primarily of bond funds that are bought and held principally for the purpose of selling them in the near term and are classified as trading securities as well as structured notes designated at the fair value. They are reported at fair value with the subsequent changes in fair value recorded in earnings as unrealized gains and losses.

Allowance for Doubtful Receivables

Allowance for Doubtful Receivables

An allowance for doubtful receivables is provided based on a review of the collectability of accounts receivables. The Company determines the amount of allowance for doubtful receivables by examining the historical collection experience and current trends in the credit quality of its customers as well as its internal credit policies.

Inventories

Inventories

Inventories are stated at the lower of cost or market value. Inventories are recorded at standard cost and adjusted to the approximate weighted-average cost at the balance sheet date. Market value represents the current replacement cost for raw materials, work in process and finished goods. The Company assesses its inventory for estimated obsolescence or unmarketable inventory based upon management’s assumptions about future demand and market conditions. In estimating reserves for obsolescence, the Company primarily evaluates estimates based on the timing of the introduction of new products and the quantities remaining of old products and provides reserves for inventory on hand in excess of the estimated demand. Estimated losses on slow-moving items are recognized and included in the allowance for losses.

Long-term Investments

Long-term Investments

The Company has long-term investments in companies that it does not exercise significant influence and accounts for these investments under the cost method. Management regularly evaluates financial information related to these investments to determine whether an other than temporary decline in their value exists. Factors indicative of an other than temporary decline include recurring operating losses, credit defaults and subsequent rounds of financings at an amount below the cost basis of the investment. Management periodically weighs all quantitative and qualitative factors in determining if any impairment loss exists. When a decline in value is deemed to be other-than-temporary, the Company recognizes an impairment loss in other income and expense.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Significant additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight-line method over estimated useful lives that range as follows: buildings — 25 to 50 years; machinery and equipment — 3 to 6 years; furniture and fixtures — 3 to 8 years; software — 1 to 5 years; leasehold and buildings improvement — the shorter of the estimated useful life or lease term, which is generally 2 to 6 years. Depreciation expense recognized for the years ended December 31, 2011, 2012 and 2013 was approximately US$5,580 thousand, US$5,881 thousand and US$6,429 thousand, respectively.

Upon the sale or other disposal of property and equipment, the related cost and accumulated depreciation are removed from the accounts, and any gain or loss is credited or charged to operating income.

Government Grants

Government Grants

Grants received by the Company from the Korean government to assist with specific research and development activities are deducted from those research and development costs incurred, in the period in which the related expenses are incurred, to the extent that they are non-refundable. Government grants that were used for the acquisition of fixed assets are deducted from the acquisition costs of the acquired assets and amortized over the useful lives of the related assets. The Company recognizes refundable government grants as long-term payable and current portion of long-term payable on its consolidated balance sheet.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill is the excess of the purchase price paid over the fair value of the net tangible and intangible assets acquired in a business combination. Intangible assets, which consist primarily of core technology and customer relationship, are amortized over their estimated useful lives, of 4 years at the time of acquisition.

Impairment of Goodwill and Long-Lived Assets

Impairment of Goodwill and Long-Lived Assets

The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate the carrying value may not be recoverable. The determination of recoverability is based on an estimate of undiscounted cash flows expected to result from the use of an asset and its eventual disposition. The estimate of cash flows is based upon, among other things, certain assumptions about expected future operating performance, growth rates and other factors. Estimates of undiscounted cash flows may differ from actual cash flows due to, among other things, technological changes, economic conditions, changes to the business model or changes in operating performance. If the sum of the undiscounted cash flows is less than the carrying value, an impairment loss is recognized, measured as the amount by which the carrying value exceeds the fair value of the asset. Fair value is determined by reference to quoted market prices, if available, or discounted cash flows, as appropriate. See Note 10, “Goodwill and Acquired Intangible Assets,” regarding impairment testing in fiscal year 2012 and 2013.

The Company monitors the recoverability of goodwill recorded in connection with acquisitions, by reporting unit, annually, or sooner if events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company conducts its annual impairment test of goodwill on November 30. Reporting units may be operating segments as a whole or an operation one level below an operating segment, referred to as a component. Goodwill impairment is tested using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchases price over the amounts assigned to assets and liabilities. Estimating fair value is performed by utilizing various valuation approaches, such as income approach or market approach. The total of all reporting unit fair values was also compared to the Company’s market capitalization plus control premium for reasonableness. See Note 10, “Goodwill and Acquired Intangible Assets,” regarding impairment testing.

Other Assets	Other Assets Other assets primarily consist of intellectual property and deposits for office leases.
Restricted Assets

Restricted Assets

Restricted assets consist of deposits required for litigation and restricted cash. Restricted cash represents cash set aside as collateral for obtaining capacity and borrowings as well as cash received from government grants with restriction on its usage.

Pension Costs

Pension Costs

For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees’ individual pension accounts. For employees under defined benefit pension plans, pension costs are recorded based on actuarial calculations.

Revenue Recognition

Revenue Recognition

Revenue from product sales is generally recognized upon shipment to the customer provided that the Company has received a signed purchase order, the price is fixed or determinable, transfer of title has occurred in accordance with the shipping terms specified in the arrangement with the customer, collectibility from the customer is considered reasonably assured, product returns are reasonably estimable and there are no remaining significant obligations or customer acceptance requirements. Revenue on development service orders is generally recognized upon completion and customer acceptance of contractually agreed milestones.

The Company grants certain distributors limited rights of return and price protection rights on unsold products. The return rights are generally limited to five percent of the monetary value of products purchased within the preceding six months, provided that the distributor places a corresponding restocking order of equal or greater value. An allowance for sales returns for distributors and all customers is recorded at the time of sale based on historical returns information available, management’s judgment and any known factors at the time the financial statements are prepared that would significantly affect the allowance. Price protection rights are based on the inventory products the distributors have on hand at the date the price protection is offered. A reserve for price adjustments is recorded based on the estimated products on hand at the distributors and historical experience. The Company incurred actual price adjustments to distributors are minimal.

The Company provides a warranty period of one year for manufacturing defects of its products. Warranty returns have been infrequent and relate to defective or off-specification parts. The Company estimates a reserve for warranty based on historical experience and records this amount to cost of sales. For the years ended December 31, 2011, 2012 and 2013, the Company did not experience significant costs associated with warranty returns.

Research and Development

Research and Development

Research and development costs consist of expenditures incurred during the course of planned research and investigation aimed at the discovery of new knowledge that will be useful in developing new products or at significantly enhancing existing products as well as expenditures incurred for the design and testing of product alternatives. All expenditures related to research and development activities of the Company are charged to operating expenses when incurred. Third-party research and development costs are expensed when the contracted work has been performed or as milestone results have been achieved.

Income Taxes

Income Taxes

The provision for income tax represents income tax paid and payable for the current year plus the changes in the deferred income tax assets and liabilities during the years. Deferred income tax assets are recognized for net operating loss carryforwards, research and development credits, and temporary differences. The Company believes that uncertainty exists regarding the realizability of certain deferred income tax assets and, accordingly, has established a valuation allowance for those deferred income tax assets to the extent the realizability is not deemed to be more likely than not. Deferred income tax assets and liabilities are measured using enacted tax rates.

The Company utilizes a two step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained in a dispute with taxing authorities, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

SMI Taiwan, the Company’s largest operating company is a Taiwan registered company. Under Taiwan tax regulations, the current year’s earnings, on an after tax basis, that are not distributed in the following year are subject to a 10% additional income tax. This 10% additional income tax is recognized in the period during which the related earnings are generated.

The Taiwan government enacted the Income Basic Tax Act (“the IBT Act”), which became effective on January 1, 2006. The alternative minimum tax (“AMT”) imposed under the IBT Act is a supplemental tax levied at a rate of 10% which is payable if the income tax payable determined pursuant to the Income Tax Law is below the minimum amount prescribed under the IBT Act. The taxable income for calculating the AMT includes most of the income that is exempted from income tax under various laws and statutes. The Company has considered the impact of the IBT Act in the determination of its tax liabilities. Under the IBT Act amended in August 2012, the standard deduction and the tax rate of AMT were amended from NT$1,000 thousand to be NT$500 thousand and from 10% to 12%, respectively. The amended IBT Act is effective on January 1, 2013.

Foreign Currency Transactions

Foreign Currency Transactions

Foreign currency transactions are recorded at the rates of exchange in effect when the transaction occurs. Gains or losses, resulting from the application of different foreign exchange rates when cash in foreign currency is converted into the entities’ functional currency, or when foreign currency receivables and payables are settled, are credited or charged to income in the period of conversion or settlement. At the balance sheet date, assets and liabilities denominated in foreign currencies are remeasured based on prevailing exchange rates and any resulting gains or losses are credited or charged to income.

Translation of Foreign Currency Financial Statements

Translation of Foreign Currency Financial Statements

The reporting currency of the Company is the New Taiwan dollars until December 2011. The functional currency of each one of the Company’s subsidiaries is the local currency of the respective entity. Accordingly, the financial statements of the foreign subsidiaries were translated into New Taiwan dollars at the following exchange rates: assets and liabilities — current rate on the balance sheet date; shareholders’ equity — historical rates; income and expenses — average rate during the period. The resulting translation adjustment is recorded as a separate component of comprehensive income.

Change in Functional Currency and Reporting Currency

Change in Functional Currency and Reporting Currency

On January 1, 2012, the Company changed the functional currency of SMI Taiwan, its largest operating subsidiary, from the NT dollar to the U.S. dollar based on an evaluation of economic facts and circumstances and functional currency analysis prescribed in ASC 830. As a result of SMI Taiwan’s functional currency change, the Company changed its reporting currency from the NT dollar to the U.S. dollar.

In 2005, at the time of the Company’s IPO, the Company determined that SMI Taiwan’s functional currency was the NT dollar and this determination was used consistently until the Company determined significant and permanent changes in economic facts and circumstances warranted a change in functional currency. Since the business profile and activities of SMI Taiwan had changed significantly and did not appear to be temporary, the Company re-evaluated the functional currency of SMI Taiwan based on recent economic facts and circumstances, including analysis prescribed in ASC 830, and determined that the U.S. dollar had become the functional currency of SMI Taiwan.

The business activities of SMI Taiwan have changed significantly since 2005. In the past, the majority of SMI Taiwan sales were to Taiwanese module maker customers; in 2012 the majority of SMI Taiwan sales were to international OEMs. The Company believes this trend is not temporary because a fast growing and increasingly large and material source of SMI Taiwan’s sales are from SSD and embedded memory products, and these products are predominately sold to international OEM customers. The significance of SMI Taiwan’s other products, primarily card and USB flash drive controller products, has been declining and will continue to decline due to the maturity of their markets, and a majority of these products are now sold to non-Taiwan-based customers. SMI Taiwan’s cash flow, sales price, sales markets, expenses, financing and intercompany transactions are now primarily U.S. dollar-based. Economic facts and circumstances, as well as functional currency analysis support the Company’s determination that the U.S. dollar has become the functional currency of SMI Taiwan as of January 1, 2012.

As from January 1, 2012, the Company has reported the consolidated results in U.S. dollars, and the Company has recasted the historical financial statements from the NT dollar to the U.S. dollar. Items on the historical balance sheet and income statement were converted from the NT dollar to the U.S. dollars at the following rates:

	Balance Sheet (at year-end NT dollar to U.S. dollar rate)	Income Statement (at average NT dollar to U.S. dollar rate)
2008	32.80	31.42
2009	31.99	32.55
2010	29.13	31.56
2011	30.28	29.53

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income and loss represents net income (loss) plus the results of certain changes in shareholders’ equity during a period from non-owner sources. The following table presents the components of accumulated other comprehensive income (loss) as of December 31, 2011, 2012 and 2013:

	Year Ended December 31, 2011			Year Ended December 31, 2012			Year Ended December 31, 2013
	US$			US$			US$
	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Beginning balance	10,452	3	10,455	1,976	79	2,055	3,923	(258)	3,665
Current-period change	(8,476)	76	(8,400)	1,947	(337)	1,610	633	(203)	430

Ending balance	1,976	79	2,055	3,923	(258)	3,665	4,556	(461)	4,095

Legal Contingencies

Legal Contingencies

The Company is currently involved in various claims and legal proceedings. Periodically, the Company reviews the status of each significant matter and assesses the potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Because of uncertainties related to these matters, accruals are based only on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to the pending claims and litigation and revises these estimates as appropriate. Such revisions in the estimates of the potential liabilities could have a material impact on the results of operations and financial position.

Earnings Per Share

Earnings Per Share

Basic earnings per share are computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share reflect the potential dilution that could occur if stock options and other dilutive securities were exercised. Dilutive securities are excluded from the computation of the diluted income per share in periods when their effect is anti-dilutive. The Company’s dilutive securities consist of employee stock options and restricted stock units. The effect of dilutive securities including employee stock options and restricted stock units were 6,288 thousand shares (1,572 thousand ADSs), 5,245 thousand shares (1,311 thousand ADSs) and 2,308 thousand shares (577 thousand ADSs) for the year ended December 31, 2011, 2012 and 2013, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718 Compensation — Stock Compensation. The Company uses the Black-Scholes valuation model for the valuation of stock options and recognizes compensation expense on a straight-line basis over the requisite service period of the award. The value of our restricted stock units is based on the fair value of our shares on the date of grant and expensed over the vesting period.

Prior to the initial declaration of a quarterly cash dividend on January 22, 2013, the fair value of restricted stock units (“RSUs”) was measured based on the grant date share price, as we did not historically pay cash dividends on our common stock. For awards granted on or subsequent to January 22, 2013, the fair value of RSUs was measured based on the grant date share price, less the present value of expected dividends during the vesting period, discounted at a risk-free interest rate.

Treasury Stock

Treasury Stock

Treasury stock is stated at cost and shown as a reduction to shareholders’ equity.

The Company retires ordinary shares repurchased under a share repurchase plan. Accordingly, upon retirement the excess of the purchase price over par value is allocated between additional paid-in capital and retained earnings based on the average issuance price of the shares repurchased. A repurchase of ADSs is recorded as treasury stock until the Company completes the withdrawal of the underlying ordinary shares from the ADS program.

Dividends

Dividends

On January 22, 2013, the Company declared the first quarterly dividend of US$0.15 per ADS, equivalent to US$0.0375 per ordinary share, and paid this dividend on March 4, 2013. The payment of future cash dividends are subject to the Board’s continuing determination that the payment of dividends are in the best interests of the Company’s shareholders and are in compliance with all laws and agreements of the Company applicable to the declaration and payment of cash dividends.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2011, Financial Accounting Standards Board (“the FASB”) issued an accounting update, which creates new disclosure requirements regarding the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. Certain disclosures of the amounts of certain instruments subject to enforceable master netting arrangements or similar agreements would be required, irrespective of whether the entity has elected to offset those instruments in the statement of financial position. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 with retrospective application required. The adoption of this guidance did not have a material impact on the Company’s financial statement disclosures since the financial instruments and derivative instruments to which it applies are not significant.

In February 2013, the FASB amended its presentation guidance on comprehensive income to improve the reporting of reclassifications out of accumulated other comprehensive income (“AOCI”). The new accounting guidance requires entities to provide information about the amounts reclassified out of AOCI by component. In addition, entities are required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, entities are required to cross-reference to other disclosures that provide additional details about those amounts. The amended guidance is effective prospectively for reporting periods beginning after December 15, 2012. The adoption of this guidance did not have a material impact on the Company’s results of operations, financial position or cash flows.

In February 2013, the FASB issued an accounting update, which provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date. The guidance requires an entity to measure such obligations as the sum of the amount that the reporting entity agreed to pay on the basis of its arrangement among its co-obligors plus additional amounts the reporting entity expects to pay on behalf of its co-obligors. The new guidance is effective for fiscal years beginning after December 15, 2013. The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or cash flows.

In March 2013, the FASB issued an accounting update that amended guidance on a parent’s accounting for the cumulative translation adjustment upon derecognition of a subsidiary or group of assets within a foreign entity. This guidance requires that the parent release any related cumulative translation adjustment into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. The guidance is effective for fiscal years beginning after December 15, 2013. The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or cash flows.

In July 2013, the FASB issued an accounting update, which creates new guidance regarding the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. Under certain circumstances, unrecognized tax benefits should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. The guidance is effective for fiscal years beginning after December 15, 2013 and early adoption is permitted. Since this guidance is a change in financial statement presentation only, its adoption is not expected to have material impact on the Company’s result of operations, financial position or cash flows.

In April 10, 2014, the FASB issued an accounting update, which changes the criteria for reporting discontinued operations for all public and nonpublic entities. The guidance requires only disposals that represent a strategic shift that has (or will have) a major effect on the entity’s results and operations would qualify as discontinued operations. The guidance also requires entities 1) to expand their disclosures about discontinued operations to include more information about assets, liabilities, income, and expenses and 2) to disclose the pre-tax income attributable to a disposal of “of an individually significant component of an entity that does not qualify for discontinued operations presentation in the financial statements.” The guidance is effective for fiscal years beginning after December 15, 2014 and early adoption is prohibited. The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or cash flow.